Segment Reporting	12 Months Ended
Dec. 31, 2014
Segment Reporting [Abstract]
Segment Reporting

20.    SEGMENT REPORTING

The Company has only one single operating segment. Substantially all of the Company’s revenue and long-lived assets are derived from and located in the PRC. The Company has only minimal operations in Japan and other countries.

The following table sets forth revenues by geographic area:

	For the years ended December 31,
	2012	2013	2014	2014
	RMB	RMB	RMB	US$
	(In thousands)
Revenues:
PRC	22,198,685	31,875,202	48,793,898	7,864,149
Non-PRC	107,341	68,722	258,420	41,650

The following table sets forth long-lived assets by geographic area:

	As of December 31,
	2013	2014	2014
	RMB	RMB	US$
	(In thousands)
Long-lived assets:
PRC	5,355,157	9,466,458	1,525,716
Non-PRC	56,143	84,949	13,691